DEFERRED GOVERNMENT GRANTS - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DEFERRED GOVERNMENT GRANTS
Government grants received	¥ 89,490	¥ 140,881	¥ 155,333